Segment Information Segment Information - Changes in Operating Income (Loss) By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating income (loss)	$ 646,991	$ (51,092)	$ 660,436
Operating Segment Total
Segment Reporting Information [Line Items]
Operating income (loss)	1,198,718	1,210,327	1,374,161
Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Operating income (loss)	218,860	278,963	349,275
Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Operating income (loss)	296,527	289,025	299,182
Operating Segment Total | International
Segment Reporting Information [Line Items]
Operating income (loss)	142,077	163,799	142,200
Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Operating income (loss)	541,254	478,540	583,504
Corporate Support
Segment Reporting Information [Line Items]
Operating income (loss)	(226,231)	(197,089)	(245,600)
Purchase Accounting
Segment Reporting Information [Line Items]
Operating income (loss)	$ (325,496)	$ (1,064,330)	$ (468,125)